Operating segment information (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segment Information
Schedule of operating segment information

	2022
	Sanitation (i)	Reconciliation to the financial statements (ii)	Balance as per financial statements
Gross operating revenue	18,629,959	4,863,752	23,493,711
Gross sales deductions	(1,437,991)	—	(1,437,991)
Net operating revenue	17,191,968	4,863,752	22,055,720
Costs, selling, general and administrative expenses	(12,689,051)	(4,754,383)	(17,443,434)
Income from operations before other operating expenses, net and equity accounting	4,502,917	109,369	4,612,286
Other operating income / (expenses), net			8,327
Equity accounting			24,551
Financial result, net			(372,414)
Income from operations before taxes			4,272,750
Depreciation and amortization	(2,450,849)	—	(2,450,849)

Result

	2021
	Sanitation (i)	Reconciliation to the financial statements (ii)	Balance as per financial statements
Gross operating revenue	16,304,206	4,376,739	20,680,945
Gross sales deductions	(1,189,884)	—	(1,189,884)
Net operating revenue	15,114,322	4,376,739	19,491,061
Costs, selling, general and administrative expenses	(11,115,383)	(4,278,337)	(15,393,720)
Income from operations before other operating expenses, net and equity accounting	3,998,939	98,402	4,097,341
Other operating income / (expenses), net			(21,841)
Equity accounting			22,079
Financial result, net			(927,423)
Income from operations before taxes			3,170,156
Depreciation and amortization	(2,253,322)	—	(2,253,322)

(i)	See note 33 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information;

(ii)	Construction revenue and related costs not reported to the CODM. Revenue from construction is recognized in accordance with IFRIC 12 (Concession Agreements) and IFRS 15 (Revenue from Contracts with Customers), as all performance obligations are satisfied over time. See Note 14 (b).

Result

	2020
	Sanitation (i)	Reconciliation to the financial statements (ii)	Balance as per financial statements
Gross operating revenue	15,157,780	3,716,616	18,874,396
Gross sales deductions	(1,076,855)	—	(1,076,855)
Net operating revenue	14,080,925	3,716,616	17,797,541
Costs, selling, general and administrative expenses	(9,796,821)	(3,630,139)	(13,426,960)
Income from operations before other operating expenses, net and equity accounting	4,284,104	86,477	4,370,581
Other operating income / (expenses), net			107,656
Equity accounting			14,136
Financial result, net			(3,166,371)
Income from operations before taxes			1,326,002
Depreciation and amortization	(2,037,112)	—	(2,037,112)

(i)	See note 33 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information;

(ii)	Construction revenue and related costs not reported to the CODM. Revenue from construction is recognized in accordance with IFRIC 12 (Concession Agreements) and IFRS 15 (Revenue from Contracts with Customers), as all performance obligations are satisfied over time. See Note 14 (b).